Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment
Property, Plant and Equipment

(10)   Property, Plant and Equipment

Details of property, plant and equipment and movement in the consolidated balance sheet at 31 December 2021 and 2020 are included in Appendix V, which forms an integral part of this note to the consolidated financial statements.

Property, plant and development under construction at 31 December 2021 and 2020 mainly comprise investments made to extend the companies’ equipment and to increase their productive capacity.

In 2021, the Group has capitalized interests for a total amount of Euros 18,636 thousand (Euros 16,606 thousand in 2020).

a)	Insurance

Group policy is to contract sufficient insurance coverage for the risk of damage to property, plant and equipment. At 31 December 2021 the Group has a combined insurance policy for all Group companies, which more than adequately covers the carrying amount of all the Group’s assets.

b)	Losses on disposal of property, plant and equipment

Total losses incurred on disposals of property, plant and equipment for 2021 amount to Euros 2,720 thousand (losses of Euros 150 thousand in 2020).

c)	Self - constructed property, plant and equipment

At 31 December 2021 the Group has recognized Euros 87,885 thousand as self -constructed property, plant and equipment (Euros 85,691 thousand at 31 December 2020).

d)	Purchase commitments

At 31 December 2021 the Group has property, plant and equipment purchase commitments amounting to Euros 40,596 thousand (Euros 44,007 thousand at 31 December 2020).

e)	Impairment testing

As a result of the discontinuation of the Blood Collection Systems activity, an impairment for some the tangible assets allocated to this business activity has been recognized for a total amount of Euros 11.5 million as an expense in the consolidated statement of profit and loss for 2021.

Impairment testing for the tangible assets has been analyzed by calculating its recoverable amount based on their fair value.